Trade and other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other liabilities and other non-current liabilities
Schedule of trade and other liabilities and other non-current liabilities

	December 31,
	2025	2024

	(Euro, in thousands)
Trade liabilities	€32,621	€64,230
Severance accruals related to cell therapy activities	33,106	—
Other liabilities	38,895	33,550
Current financial instruments	5	5
Accrued charges	20	1,092
Total trade and other liabilities	€104,647	€98,877

Non-current contingent consideration related to milestones CellPoint	€—	€20,576
Other non-current liabilities	12,601	13,245
Total other non-current liabilities	€12,601	€33,821